<SEQUENCE>1
<FILENAME>compliance13f_123108.txt



                                               UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					   Washington, D.C.  20549
					         FORM 13F

     					       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2008

Check here if Amendment 		[   ];  Amendment Number :
This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Old Second National Bank
Address: 	37 South River Street
		Aurora, 	IL	60506

13F File Number : 	28-13244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Joel A. Binder
Title: 	1st VP && Trust Offic
Phone:	630-844-6767

Signature, 		Place, and 		Date Of Signing:
Joel A. Binder 		Aurora IL 		December 31, 2008
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Joel A. Binder		Aurora, IL		December 31, 2008
[Signature]		[City, State]		[Date]

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	86
Form 13F Information Table Value Total: 	$150,399 (x1000)
List of Other Managers: NONE

				FORM 13F INFORMATION TABLE

                                                          Investment Direction        Voting Authority

Name Of Issuer          Type   Cusip  MarketValue Shares/PV     Sole  Shared Other Sole  Shared Other
					   (x1000)
Aflac Inc.              Equity 001055102   1,840      40,148   38,047   2,101   0   40,148   0   0

AT&T Inc                Equity 00206R102   1,136      39,849   27,860  11,990   0   39,849   0   0

Abbott Laboratories     Equity 002824100   4,644      87,018   70,488  16,530   0   87,018   0   0

Air Products & Chem.    Equity 009158106   1,702      33,863   32,827   1,036   0   33,863   0   0

Altria Group Inc        Equity 02209S103     885      58,783   54,183   4,600   0   58,783   0   0

Apache Corp             Equity 037411105   2,505      33,615   32,465   1,150   0   33,615   0   0

BP Amoco PLC Spon ADR   Equity 055622104     662      14,173   13,050   1,123   0   14,173   0   0

C.R. Bard Inc           Equity 067383109     890      10,568   10,568       0   0   10,568   0   0

Baxter Intl Inc         Equity 071813109   1,121      20,916   20,456     460   0   20,916   0   0

Becton & Dickinson & Co Equity 075887109     846      12,367   12,126     241   0   12,367   0   0

Berkshire Hathaway Inc  Equity 084670207   1,658         516      514       2   0      516   0   0

Biotech Holders Tr Depos Equity 09067D201  2,976      17,340   16,882     458   0   17,340   0   0
Rcpts ADR
Bristol Myers Squibb Co Equity 110122108     295      12,673    4,633   8,040   0   12,673   0   0

Caterpillar Inc         Equity 149123101   2,239      50,117   48,613   1,504   0   50,117   0   0

Chevron Corp            Equity 166764100   4,401      59,496   55,103   4,393   0   59,496   0   0

Chubb Corp              Equity 171232101   2,491      48,847   46,492   2,355   0   48,847   0   0

Cisco Systems Inc       Equity 17275R102   3,199     196,281  186,326   9,955   0  196,281   0   0

Coca Cola Co            Equity 191216100     927      20,487   11,587   8,900   0   20,487   0   0

Curtiss-Wright Corp     Equity 231561101     202       6,046        0   6,046   0    6,046   0   0

Devon Energy Corp New   Equity 25179M103   2,844      43,280   43,280       0   0   43,280   0   0

Disney Common Stock     Equity 254687106   2,296     101,187   98,207   2,980   0  101,187   0   0

Dominion Resources New  Equity 25746U109   1,553      43,324   42,824     500   0   43,324   0   0

Dow Chemical Co         Equity 260543103     212      14,073   10,065   4,008   0   14,073   0   0

Dupont, E I De Nemours  Equity 263534109   1,581      62,494   62,123     371   0   62,494   0   0




13 F Report Of Managed Assets


                                              As Of Date : 12/31/2008


                                                             Investment Direction     Voting Authority

Name Of Issuer          Type    Cusip   Market Value Shares/PV  Sole   Shared Other Sole   Shared Other
					(x1000)

EMC Corp                Equity 268648102    2,698     257,699  245,489  12,210   0  257,699   0   0

Ebay Inc Com            Equity 278642103    1,274      91,233   90,127   1,106   0   91,233   0   0

Emerson Electric Corp   Equity 291011104    2,165      59,148   56,608   2,540   0   59,148   0   0

Exelon Corp             Equity 30161N101      751      13,503    9,291   4,212   0   13,503   0   0

Exxon Mobil Corp        Equity 30231G102    4,541      56,884   47,073   9,811   0   56,884   0   0

General Dynamics Corp   Equity 369550108      217       3,762    3,762       0   0    3,762   0   0

General Electric Co     Equity 369604103    1,825     112,670   90,980  21,690   0  112,670   0   0

General Mills Inc       Equity 370334104      581       9,565    4,965   4,600   0    9,565   0   0

Google Inc              Equity 38259P508      938       3,050    2,650     400   0    3,050   0   0

Intel Corp              Equity 458140100    3,497     238,573  226,489  12,084   0  238,573   0   0

IBM			Equity 459200101      258       3,063    1,000   2,063   0    3,063   0   0

Ishares DJ US Oil Equip Equity 464288844      221       8,325    3,800   4,525   0    8,325   0   0

JP Morgan Chase & Co    Equity 46625H100    2,235      70,890   68,751   2,139   0   70,890   0   0

Johnson & Johnson       Equity 478160104    4,021      67,209   63,904   3,305   0   67,209   0   0

Kraft Foods Inc Class A Equity 50075N104    2,609      97,179   94,232   2,947   0   97,179   0   0

Lilly Eli & Co          Equity 532457108    1,306      32,419   32,419       0   0   32,419   0   0

Lockheed Martin Corp    Equity 539830109    2,000      23,785   23,785       0   0   23,785   0   0

MB Financial            Equity 55264U108      672      24,053   24,053       0   0   24,053   0   0

MDU Resources Group Inc Equity 552690109    1,386      64,225   64,225       0   0   64,225   0   0

Manulife Financial Corp Equity 56501R106    2,017     118,448  118,448       0   0  118,448   0   0

Marathon Oil Corp       Equity 565849106      707      25,826   24,330   1,496   0   25,826   0   0

McDonalds Corp          Equity 580135101      628      10,101    9,623     478   0   10,101   0   0

Medtronic Inc           Equity 585055106      409      13,030   11,300   1,730   0   13,030   0   0

Merck & Co Inc          Equity 589331107      485      15,964   14,864   1,100   0   15,964   0   0






13 F Report Of Managed Assets



                                                As Of Date : 12/31/2008


                                                         Investment Direction      Voting Authority

Name Of Issuer          Type   Cusip  Market Value Shares/PV  Sole    Shared  Other Sole  Shared Other
					 (x1000)

Microsoft Corp          Equity 594918104    3,433    176,611  163,957  12,654   0  176,611   0   0

Mosaic Co               Equity 61945A107      839     24,251   24,031     220   0   24,251   0   0

National Oilwell Varco  Equity 637071101      984     40,281   33,781   6,500   0   40,281   0   0

Nicor Inc               Equity 654086107      266      7,644    6,229   1,415   0    7,644   0   0

Nike Inc Cl B           Equity 654106103    1,984     38,899   38,899       0   0   38,899   0   0

Nova Biosource Fuels    Equity 65488W103        1     12,500   12,500       0   0   12,500   0   0

Old Second Bancorp Inc  Equity 680277100   10,144    874,520  733,351 141,169   0  874,520   0   0

Old Second Capital Tr   PFD    680280104      243     29,400   29,400       0   0   29,400   0   0

Oracle Corp             Equity 68389X105    4,476    252,466  237,146  15,320   0  252,466   0   0

Pepsico Inc.            Equity 713448108    2,743     50,090   45,937   4,153   0   50,090   0   0

Pfizer Inc              Equity 717081103    2,400    135,513  114,457  21,056   0  135,513   0   0

Philip Morris Intl Inc  Equity 718172109    2,412     55,432   50,832   4,600   0   55,432   0   0

Procter & Gamble Co     Equity 742718109    5,193     83,997   69,899  14,098   0   83,997   0   0

DJ Wilshire Spider      Equity 78463X749      286     11,136   11,136       0   0   11,136   0   0

Sanfilippo John B & Son Equity 800422107      102     18,832   18,832       0   0   18,832   0   0

Schlumberger Ltd        Equity 806857108    2,241     52,930   51,948     982   0   52,930   0   0

Charles Schwab Corp     Equity 808513105    1,845    114,081  113,771     310   0  114,081   0   0

Sel Sector Spdr Tr UtilsEquity 81369Y886    2,392     82,392   78,942   3,450   0   82,392   0   0

Southern Co.            Equity 842587107      208      5,621    2,062   3,559   0    5,621   0   0

Teva Pharmaceutical IndsEquity 881624209    2,284     53,656   49,056   4,600   0   53,656   0   0

Texas Instruments Inc   Equity 882508104    1,728    111,330  105,975   5,355   0  111,330   0   0

3m Co                   Equity 88579Y101    1,465     25,455   23,410   2,045   0   25,455   0   0

US Bancorp Del Com New  Equity 902973304    2,187     87,454   12,752  74,702   0   87,454   0   0




13 F Report Of Managed Assets


                                                 As Of Date : 12/31/2008


                                                          Investment Direction     Voting Authority

Name Of Issuer          Type   Cusip   Market Value Shares/PV  Sole  Shared  Other Sole Shared Other
					(x1000)

Union Pacific Corp      Equity 907818108   1,826     38,192   35,792   2,400   0   38,192   0   0

UPS Inc Class B		Equity 911312106   2,010     36,435   36,305     130   0   36,435   0   0

United Technologies Corp Equity 913017109  2,114     39,436   39,436       0   0   39,436   0   0

Unitrin Inc             Equity 913275103     408     25,580        0  25,580   0   25,580   0   0

Verizon Communications  Equity 92343V104   4,095    120,793  112,716   8,077   0  120,793   0   0

Wal-Mart Stores Inc     Equity 931142103   3,509     62,598   61,498   1,100   0   62,598   0   0

Waste Management New    Equity 94106L109     385     11,620   10,205   1,415   0   11,620   0   0

Waters Corp             Equity 941848103     645     17,593   17,593       0   0   17,593   0   0

Wellpoint Inc           Equity 94973V107   1,271     30,170   28,720   1,450   0   30,170   0   0

Wells Fargo & Co New    Equity 949746101     349     11,850    9,500   2,350   0   11,850   0   0

Wisconsin Energy Corp   Equity 976657106     231      5,502    5,502       0   0    5,502   0   0

Zimmer Holdings Inc     Equity 98956P102     952     23,547   22,384   1,163   0   23,547   0   0

Everest Re Group Ltd    Equity G3223R108     260      3,413    2,263   1,150   0    3,413   0   0

Ingersoll-Rand Co Cl A  Equity G4776G101     946     54,550   54,550       0   0   54,550   0   0

Transocean LTD Switzerland Equity H8817H100  995     21,050   19,632   1,418   0   21,050   0   0
